Shareholder Report, Holdings (Details)	Feb. 28, 2025
ATAC Credit Rotation ETF | iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
ATAC Credit Rotation ETF | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
ATAC Credit Rotation ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
ATAC Credit Rotation ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
ATAC US Rotation ETF | Schwab U.S. Large-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.60%
ATAC US Rotation ETF | Vanguard Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
ATAC US Rotation ETF | ProShares UltraPro Russell2000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
ATAC US Rotation ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
ATAC US Rotation ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)